Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

18. PROPERTY, PLANT AND EQUIPMENT, NET

	Upstream Assets
	Development & Production	Other Upstream	Refining Equipment	Other (1)	Total
COST
As at December 31, 2017	27,441	333	5,061	1,167	34,002
Additions	1,065	-	204	61	1,330
Transfers From Assets Held for Sale	469	-	-	-	469
Change in Decommissioning Liabilities	(279)	-	(3)	(3)	(285)
Exchange Rate Movements and Other	(6)	-	370	-	364
Divestitures (Note 8)	(644)	-	-	(12)	(656)
As at December 31, 2018	28,046	333	5,632	1,213	35,224

Adjustment for Change in Accounting Policy (Note 4)	-	-	(4)	-	(4)
As at January 1, 2019	28,046	333	5,628	1,213	35,220
Additions	695	-	228	193	1,116
Change in Decommissioning Liabilities	340	-	9	5	354
Exchange Rate Movements and Other	(9)	-	(288)	3	(294)
Divestitures	(40)	-	-	-	(40)
As at December 31, 2019	29,032	333	5,577	1,414	36,356

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2017	2,104	331	1,193	778	4,406
Depreciation, Depletion and Amortization	1,874	2	217	64	2,157
Transfers From Assets Held for Sale	35	-	-	-	35
Impairment Losses (Note 10)	106	-	-	-	106
Impairment Reversals (Note 10)	(132)	-	-	-	(132)
Exchange Rate Movements and Other	(31)	-	32	-	1
Divestitures (Note 8)	(38)	-	-	(9)	(47)
As at December 31, 2018	3,918	333	1,442	833	6,526

Adjustment for Change in Accounting Policy (Note 4)	-	-	(1)	-	(1)
As at January 1, 2019	3,918	333	1,441	833	6,525
Depreciation, Depletion and Amortization	1,735	-	241	75	2,051
Impairment Losses (Note 10)	20	-	-	10	30
Exchange Rate Movements and Other	31	-	(86)	-	(55)
Divestitures	(29)	-	-	-	(29)
As at December 31, 2019	5,675	333	1,596	918	8,522

CARRYING VALUE
As at December 31, 2017	25,337	2	3,868	389	29,596
As at December 31, 2018	24,128	-	4,190	380	28,698
As at January 1, 2019 (Note 4)	24,128	-	4,187	380	28,695
As at December 31, 2019	23,357	-	3,981	496	27,834
(1)	Includes crude-by-rail terminal, office furniture, fixtures, leasehold improvements, information technology and aircraft.

PP&E includes the following amounts in respect of assets under construction and not subject to DD&A:

As at December 31,	2019	2018
Development and Production	1,836	1,818
Refining Equipment	172	181
	2,008	1,999